Income taxes - Summary of principal components of the deferred tax assets and liabilities (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Deferred tax assets:
Allowance for finance lease receivable	¥ 1,756,839	$ 251,225	¥ 1,613,414
Allowance for other current assets	27,884,637	3,987,450	19,387,060
Impairment loss from long-lived assets	385,314	55,099	385,314
Guarantee liabilities	47,762	6,830	47,762
Share-based compensation	32,900,502	4,704,709	34,309,231
Fair value change on investments	108,338,541	15,492,205	105,192,397
Fair value change on financial assets	23,703,239	3,389,518	839,617
Lease liabilities	1,242,650	177,697	11,008,553
Advertising cost	24,007,530	3,433,031	23,027,357
Net operating loss carry forwards	403,082,914	57,640,090	609,993,234
Total deferred tax assets	623,349,928	89,137,854	805,803,939
Less: valuation allowance	(606,307,862)	(86,700,870)	(759,896,561)	$ (108,663,763)	¥ (1,008,969,418)
Total deferred tax assets, net of valuation allowance	17,042,066	2,436,984	45,907,378
Net off against deferred tax liabilities	(17,042,066)	(2,436,984)	(45,907,378)
Net deferred tax assets	0	0	0
Deferred tax liabilities:
Right-of-use assets	629,683	90,044	11,113,077
Fair value change on financial assets	16,412,383	2,346,940	34,794,301
Total deferred tax liabilities	17,042,066	2,436,984	45,907,378
Net off against deferred tax assets	(17,042,066)	(2,436,984)	(45,907,378)
Net deferred tax liabilities	¥ 0	$ 0	¥ 0